Organization and Business (Details)				1 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2014 shares	Jul. 01, 2013 shares	Jun. 11, 2013 shares	Oct. 31, 2014	Jun. 30, 2013 shares	Dec. 31, 2013 USD ($) segment $ / shares shares	Sep. 30, 2015 USD ($) segment $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) segment $ / shares shares	May. 18, 2015 $ / shares shares	May. 13, 2015 $ / shares shares	Oct. 26, 2014 shares
Organization and business
Number of segments | segment						1	1		1
General and administrative expense | $						$ 458,473	$ 3,784,272	$ 3,196,120	$ 4,095,324
Research and development expense | $						$ 324,479	$ 4,414,162	3,275,991	$ 4,220,338
Reverse Stock Split
Common stock, shares authorized | shares						10,000,000	50,000,000		15,000,000	50,000,000	50,000,000
Initial Public Offering
Common stock, shares authorized | shares						10,000,000	50,000,000		15,000,000	50,000,000	50,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Deferred offering costs | $									$ 2,480,049
Liquidity
Accumulated deficit | $						$ (801,203)	$ (21,571,507)		(9,410,778)
Common Stock
Organization and business
Number of shares issued in exchange for cash and services | shares						2,666,666
Reverse Stock Split
Reverse stock split ratio	0.667			0.667
Common stock, shares authorized | shares	15,000,000											10,000,000
Initial Public Offering
Common stock, shares authorized | shares	15,000,000											10,000,000
Napo
Organization and business
Number of shares issued in exchange for cash and services | shares			2,666,666
General and administrative expense | $									459,432
Research and development expense | $									115,056
Napo | Common Stock
Organization and business
Number of shares issued in exchange for cash and services | shares					2,666,666
Service Agreement
Organization and business
Research and development expense | $						$ 86,292	$ 28,764
Service Agreement | Napo
Organization and business
Number of shares issued in exchange for cash and services | shares		2,666,666
General and administrative expense | $						$ 344,574		$ 114,858	114,858
Research and development expense | $									$ 28,764
Series A redeemable convertible preferred stock
Initial Public Offering
Preferred shares outstanding | shares							0		3,015,902		0